Vessels, textual (Details) $ in Thousands	1 Months Ended	4 Months Ended		10 Months Ended	12 Months Ended
	Feb. 04, 2016 USD ($)	Apr. 27, 2015 USD ($)	Apr. 20, 2015 USD ($)	Nov. 02, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May 31, 2016	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Vessel acquisition cost					$ 39,427	$ 90,167
Santa Barbara [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost							$ 50,000
New Orleans [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost			$ 43,000
Medusa [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost		$ 18,050
Seattle [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost				$ 28,500
Vessels Acquisition [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels To Be Acquired	3
Vessel acquisition cost	$ 39,265
Number Of Vessels Delivered								1	2